Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 04, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 16, 2021
Related Party Transactions Details [Line Items]
Revenue, net		$ 743	$ 1,799	$ 5,075	$ 8,813
Construction in Progress, Cost Capitalized				800
Delta Air Lines, INC.
Related Party Transactions Details [Line Items]
Revenue, net				0	$ 100
Palantir Technologies | Software And Service
Related Party Transactions Details [Line Items]
Finite-Lived Intangible Asset, Contractual Useful Life	6 years
Capitalized Computer Software, Net	$ 42,000
Service expenses	$ 2,200
Prepaid Expense				$ 3,600
Sparks Marketing Corp. | Construction In Progress
Related Party Transactions Details [Line Items]
Revenue, net		$ 800
Zepto
Related Party Transactions Details [Line Items]
Ownership percentage					79.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value						$ 200
Chief Legal Officer | Zepto
Related Party Transactions Details [Line Items]
Participating Ownership Holding Percentage					21.00%